INCOME TAXES - Net Deferred Income Tax Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in deferred tax liability (asset) [abstract]
Opening balance	$ (1,268.0)	$ (1,131.0)
Recognized in profit or loss	525.6	(135.9)
Recognized in other comprehensive income	(2.1)	3.4
Closing balance	(743.7)	(1,268.0)	$ (1,131.0)
Increase (Decrease) Through Flow-Through Shares, Deferred Tax Liability (Asset)		(4.4)
Other components of deferred tax expense (income)	0.7
Recognized in profit or loss	525.6	(135.9)
Recognized in other comprehensive income	(2.1)	3.4
Deferred tax liability (asset)	743.7	1,268.0	1,131.0
Deductible temporary differences
Changes in deferred tax liability (asset) [abstract]
Opening balance	29.1	13.2
Recognized in profit or loss	10.0	15.9
Recognized in other comprehensive income	0.0	0.0
Closing balance	39.1	29.1	13.2
Increase (Decrease) Through Flow-Through Shares, Deferred Tax Liability (Asset)		0.0
Other components of deferred tax expense (income)	0.0
Recognized in profit or loss	10.0	15.9
Recognized in other comprehensive income	0.0	0.0
Deferred tax liability (asset)	(39.1)	(29.1)	(13.2)
Amounts related to tax losses
Changes in deferred tax liability (asset) [abstract]
Opening balance	55.7	114.4
Recognized in profit or loss	30.8	(58.7)
Recognized in other comprehensive income	0.0	0.0
Closing balance	86.5	55.7	114.4
Increase (Decrease) Through Flow-Through Shares, Deferred Tax Liability (Asset)		0.0
Other components of deferred tax expense (income)	0.0
Recognized in profit or loss	30.8	(58.7)
Recognized in other comprehensive income	0.0	0.0
Deferred tax liability (asset)	(86.5)	(55.7)	(114.4)
Financing costs
Changes in deferred tax liability (asset) [abstract]
Opening balance	15.0	61.1
Recognized in profit or loss	(5.5)	(46.1)
Recognized in other comprehensive income	0.0	0.0
Closing balance	9.5	15.0	61.1
Increase (Decrease) Through Flow-Through Shares, Deferred Tax Liability (Asset)		0.0
Other components of deferred tax expense (income)	0.0
Recognized in profit or loss	(5.5)	(46.1)
Recognized in other comprehensive income	0.0	0.0
Deferred tax liability (asset)	(9.5)	(15.0)	(61.1)
Environmental rehabilitation provision
Changes in deferred tax liability (asset) [abstract]
Opening balance	60.9	41.7
Recognized in profit or loss	(8.2)	19.2
Recognized in other comprehensive income	0.0	0.0
Closing balance	52.7	60.9	41.7
Increase (Decrease) Through Flow-Through Shares, Deferred Tax Liability (Asset)		0.0
Other components of deferred tax expense (income)	0.0
Recognized in profit or loss	(8.2)	19.2
Recognized in other comprehensive income	0.0	0.0
Deferred tax liability (asset)	(52.7)	(60.9)	(41.7)
Derivative liability
Changes in deferred tax liability (asset) [abstract]
Opening balance	3.9	2.4
Recognized in profit or loss	(1.0)	(0.4)
Recognized in other comprehensive income	(2.1)	1.9
Closing balance	0.8	3.9	2.4
Increase (Decrease) Through Flow-Through Shares, Deferred Tax Liability (Asset)		0.0
Other components of deferred tax expense (income)	0.0
Recognized in profit or loss	(1.0)	(0.4)
Recognized in other comprehensive income	(2.1)	1.9
Deferred tax liability (asset)	(0.8)	(3.9)	(2.4)
Property, plant and equipment
Changes in deferred tax liability (asset) [abstract]
Opening balance	(1,430.0)	(1,363.0)
Recognized in profit or loss	499.2	(62.6)
Recognized in other comprehensive income	0.0	0.0
Closing balance	(930.8)	(1,430.0)	(1,363.0)
Increase (Decrease) Through Flow-Through Shares, Deferred Tax Liability (Asset)		(4.4)
Other components of deferred tax expense (income)	0.0
Recognized in profit or loss	499.2	(62.6)
Recognized in other comprehensive income	0.0	0.0
Deferred tax liability (asset)	930.8	1,430.0	1,363.0
Equity securities at FVOCI
Changes in deferred tax liability (asset) [abstract]
Opening balance	(1.5)		(1.8)
Recognized in profit or loss	1.1		(1.1)
Recognized in other comprehensive income	0.0	0.0	1.5
Closing balance	(0.3)	(1.5)
Increase (Decrease) Through Flow-Through Shares, Deferred Tax Liability (Asset)		0.0
Other components of deferred tax expense (income)	0.0
Recognized in profit or loss	1.1		(1.1)
Recognized in other comprehensive income	0.0	0.0	1.5
Deferred tax liability (asset)	0.3	1.5
Other
Changes in deferred tax liability (asset) [abstract]
Opening balance	(1.1)	1.0
Recognized in profit or loss	(0.8)	(2.1)
Recognized in other comprehensive income	0.0	0.0
Closing balance	(1.2)	(1.1)	1.0
Increase (Decrease) Through Flow-Through Shares, Deferred Tax Liability (Asset)		0.0
Other components of deferred tax expense (income)	0.7
Recognized in profit or loss	(0.8)	(2.1)
Recognized in other comprehensive income	0.0	0.0
Deferred tax liability (asset)	$ 1.2	$ 1.1	$ (1.0)